Intangibles, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Intangibles, Net [Abstract]
Schedule of intangibles, net
	June 30,	December 31,
	2017	2016
Infinite-lived intangible assets:
FAA license	$50,000	$50,000

Finite-lived intangible assets:
STC costs	455,901	455,901
Accumulated amortization	-	-
	455,901	455,901

Software	85,275	85,275
Accumulated amortization	(49,211)	(36,337)
	36,064	48,938
Total intangible assets, net	$541,965	$554,839

	December 31,	December 31,
	2016	2015
Indefinite-lived intangible assets:
FAA licenses	$550,000	$50,000

Finite-lived intangible assets:
STC costs	455,901	414,226
Accumulated amortization	-	-
	455,901	414,226

Software	85,275	82,240
Accumulated amortization	(36,337)	(8,582)
	48,938	73,658

Total intangible assets, net	$1,054,839	$537,884

Schedule of STC estimated amortization
Estimated STC Amortization
2017	$18,236
2018	45,590
2019	136,770
2020	255,305
Total	$455,901

Schedule of software amortization
Software Amortization
2017	$28,425
2018	19,843
2019	670
Total	$48,938